SHARE-BASED COMPENSATION RESERVE (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Share Options And Warrants Reserve [Abstract]
Summary of Number of Share Options, Warrants, Other Than Equity Instruments Outstanding
As at June 30, 2025 and December 31, 2024, the Company had the following share options and restricted share units (“RSUs”) outstanding under the Amended and Restated 2020 Stock Incentive Plan (the “2020 Stock Incentive Plan”) and Founders Awards (as defined below) outstanding:

	June 30, 2025	December 31, 2024
Share options	1,154,901	1,165,918
RSUs	938,025	611,831
Total grants outstanding under 2020 Stock Incentive Plan	2,092,926	1,777,749
Founders Awards granted in 2021	4,056,770	4,056,770
Total grants and awards outstanding	6,149,696	5,834,519

Summary of Changes in Share Option and Warrants Reserve
Changes in the share-based compensation reserve are as follows:

	OPTIONS, WARRANTS AND RESTRICTED SHARE UNITS	USD thousand
As at January 1, 2025	5,834,519	10,624
Share options expense	—	874
Share options granted	28,340	15
Share options exercised	(36,857)	(98)
Share options expired	(2,500)	(13)
Restricted Share Units expense	—	952
Restricted Share Units granted	503,946	1,340
Restricted Share Units vested	(147,183)	(1,366)
Restricted Share Units forfeited	(30,569)	(94)
As of June 30, 2025	6,149,696	12,234

As at January 1, 2024	5,852,864	7,414
Share options expense	—	1,223
Share options granted	41,787	14
Share options exercised (Note 14)	(158,247)	(349)
Share warrants exercised	(50,000)	(85)
Share options forfeited	(194,593)	(257)
Share options expired	(29,583)	(182)
Restricted share units granted	605,370	1,134
Restricted share units forfeited	(11,463)	(12)
As of June 30, 2024	6,056,135	8,900